Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Oct. 31, 2025 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	$ 73,013				$ 72,169
Commercial papers	0				0
Commercial papers authorized amount	5,000	€ 3.0
Impact of changes in foreign exchange rates	2,800
Principal amount repurchased			$ 2,000	$ 1,600
Purchase of treasury shares	2,600
Five Series Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased notes aggregate principal amount						$ 1,800
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	73,000				72,200
Net increased decreased debt	60,900				$ 60,600
Dividend payments to shareholders	4,500
Payment of interests and taxes	$ 5,900